SMI Bond Fund
SUMMARY SECTION – SMI BOND FUND
Investment Objective
The SMI Bond Fund (the “SMI Bond Fund”) seeks total return. Total return is composed of both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the SMI Bond Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SMI Bond Fund SMI Bond Fund USD ($)
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%
Fee for Redemptions Paid by Wire	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SMI Bond Fund SMI Bond Fund
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	3.43%
Acquired Fund Fees and Expenses	0.30%
Total Annual Fund Operating Expenses	4.48%
Fee Waiver/Expense Reimbursement	(3.33%)	[1]
Total Annual Fund Operating Expenses, After Fee Waiver/Expense Reimbursement	1.15%
[1]	The Advisor contractually has agreed to waive its fee and/or reimburse expenses to the extent necessary to maintain Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) at 0.85% of the SMI Bond Fund's average daily net assets through February 28, 2017. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the SMI Bond Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the SMI Bond Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:
This Example is intended to help you compare the cost of investing in the SMI Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the SMI Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the SMI Bond Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 year	3 years	5 years	10 years
SMI Bond Fund | SMI Bond Fund | USD ($)	117	1,053	1,998	4,404

Portfolio Turnover
The SMI Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the SMI Bond Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 399.72% of the average value of its portfolio.
Principal Investment Strategies
The SMI Bond Fund will typically allocate approximately half of the portfolio in “core holdings”, which are investments in investment companies and exchange-traded funds (“ETFs”) (collectively, “Underlying Funds”) that focus their investments on fixed income securities, where the focus of these core holding Underlying Funds is stability and safety.

The other remaining portion of the SMI Bond Fund’s portfolio will be invested using SMI Advisory Services, LLC’s (the “Advisor”) Bond Upgrading strategy, which uses proprietary momentum based performance indicators of the various bond categories, to identify which Underlying Funds, that focus their investment on fixed income, may currently present the best investment opportunities.

The SMI Bond Fund invests at least 80% of its net assets in a portfolio of Underlying Funds that focus their investments on fixed income investments. The Advisor may allocate as much as 20% of the portfolio to cash and cash related investments. The Advisor periodically rebalances the SMI Bond Fund’s asset allocation in response to market conditions and to ensure an appropriate mix of elements in the SMI Bond Fund.

Fixed income securities in which the SMI Bond Fund may invest include Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the SMI Bond Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of these securities in which the SMI Bond Fund may invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

The SMI Bond Fund may invest directly in cash and cash equivalents.

The SMI Bond Fund may invest in Underlying Funds that buy or sell credit default swap (CDX) contracts. The Underlying Funds also may enter into CDX agreements as a buyer or seller, which may include both single name CDX agreements and CDX index products. CDX index products and options thereon allow an investor to gain broad market exposure but with less company-specific risk than single name CDX agreements. The Advisor may invest in Underlying Funds that utilize Treasury futures, which are derivative instruments that are based on U.S. Treasury bonds and notes and that allow investors to protect themselves against volatility in interest rates. The Advisor may also invest in Underlying Funds that utilize interest rate futures, which are contracts between a buyer and seller agreeing to the future delivery of an interest-bearing asset. The Advisor may utilize the foregoing derivative instrument for hedging or speculative purposes. The Advisor’s use of derivative instruments may be extensive and may expose the entire portfolio to the risk associated with such instruments.

The SMI Bond Fund indirectly will bear its proportionate share of all management fees and other expenses of any underlying funds in which it invests. Therefore, the SMI Bond Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI Bond Fund’s assets among the various underlying funds in which the SMI Bond Fund invests.
Principal Risks
All investments involve risks, and the SMI Bond Fund cannot guarantee that it will achieve its investment objective. An investment in the SMI Bond Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the SMI Bond Fund’s returns and share price will fluctuate, and you may lose money by investing in the SMI Bond Fund. Below are some of the specific risks of investing in the SMI Bond Fund. In so far as the SMI Bond Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus.

Market Risk. The prices of securities held by the SMI Bond Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the SMI Bond Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The SMI Bond Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the, the SMI Bond Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the SMI Bond Fund invests in other mutual funds and ETFs (Underlying Funds), it will indirectly bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI Bond Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI Bond Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The SMI Bond Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed Income Securities Risk. Generally, as the SMI Bond Fund invests in Underlying Funds that invest in fixed income securities, the SMI Bond Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.
Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.
Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.
Interest Rate Risk. The value of the SMI Bond Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the SMI Bond Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.
Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
Prepayment Risk. The SMI Bond Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The SMI Bond Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the SMI Bond Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the SMI Bond Fund for any particular period.
High-Yield Securities (“Junk Bond”) Risk. To the extent that the SMI Bond Fund invests in Underlying Funds that invest in high- yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI Bond Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the SMI Bond Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the SMI Bond Fund or an underlying fund may lose its entire investment, which will affect the SMI Bond Fund’s return.

Portfolio Turnover Risk. The SMI Bond Fund’s investment strategy may involve active trading, which would result in a high portfolio turnover rate, which may negatively affect performance.

Foreign Securities Risk. To the extent the SMI Bond Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. These risks may be heightened in connection with investments in emerging or developing countries.

Mortgage-Backed and Asset-Backed Securities Risk. To the extent the SMI Bond Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Credit Default Swaps Product Risk. To the extent the SMI Bond Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the SMI Bond Fund. The credit default swap market may be subject to additional regulations in the future.

Market Timing Risk. Because the SMI Bond Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the SMI Bond Fund.

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the SMI Bond Fund invests may not produce the best results and may increase the volatility of the SMI Bond Fund’s share price.

Volatility Risk. The value of the SMI Bond Fund’s investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI Bond Fund invests focus their investments in a particular industry or sector, the SMI Bond Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. To the extent the SMI Bond Fund invests in Underlying Funds that utilize derivatives, such as futures contracts and credit default swaps, the SMI Bond Fund is subject to the risk associated with such derivatives.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, an Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and, in turn, for the SMI Bond Fund.

Underlying funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the SMI Bond Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI Bond Fund invests may use derivatives to seek to manage the risks described below.
Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.
Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.
Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined. Because interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce returns.
Liquidity risk. This is the risk that assets held by the SMI Bond Fund may not be liquid.
Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.
Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.
Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.
Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.
Performance
The Fund does not have a full calendar year of performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.